Note 36 Other operating income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 178	€ 157
Revenue and other operating income	173	153
Miscellaneous other operating income	€ 351	€ 310